Segment Information Level 4 (Details) - Capital Expenditures by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Capital Expenditures by Segment [Line Items]
Capital Expenditures	$ 183		$ 145		$ 133
EPCD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	94	[1]	86	[1]	89	[1]
FPD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	85	[1]	52	[1]	41	[1]
Corporate and Other [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	$ 4	[1]	$ 7	[1]	$ 3	[1]

[1]	Includes capitalized interest costs that are incurred during the construction of property and equipment.